Quarterly Holdings Report
for
Fidelity® Fundamental Global ex-U.S. ETF
January 31, 2026
FGU-NPRT1-0426
1.9916392.101
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.9%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	3,946	147,172
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (South Africa)	1,369	130,567
IperionX Ltd (b)	7,273	37,224
TOTAL MATERIALS		167,791
TOTAL AUSTRALIA		314,963
BELGIUM - 1.5%
Financials - 1.0%
Banks - 1.0%
KBC Group NV	2,465	347,412
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	635	192,239
TOTAL BELGIUM		539,651
BRAZIL - 2.4%
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
MercadoLibre Inc (b)	125	268,474
Financials - 0.8%
Banks - 0.5%
Itau Unibanco Holding SA	21,022	181,749
Capital Markets - 0.3%
Banco BTG Pactual SA unit	9,914	112,934
TOTAL FINANCIALS		294,683
Industrials - 0.2%
Ground Transportation - 0.2%
Localiza Rent a Car SA	7,406	68,097
Localiza Rent a Car SA (PN)	283	2,508
TOTAL INDUSTRIALS		70,605
Materials - 0.4%
Metals & Mining - 0.4%
Gerdau SA ADR	31,336	133,805
Utilities - 0.2%
Electric Utilities - 0.2%
Equatorial SA	9,859	76,658
TOTAL BRAZIL		844,225
CANADA - 6.1%
Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Cameco Corp	2,555	316,004
Canadian Natural Resources Ltd	9,811	364,801
Imperial Oil Ltd	3,475	351,086
TOTAL ENERGY		1,031,891
Information Technology - 1.8%
IT Services - 0.9%
Shopify Inc Class A (b)	2,407	315,836
Software - 0.9%
Constellation Software Inc/Canada	175	322,967
TOTAL INFORMATION TECHNOLOGY		638,803
Materials - 1.3%
Metals & Mining - 1.3%
Franco-Nevada Corp	2,005	469,338
TOTAL CANADA		2,140,032
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	5,606	279,837
CHINA - 9.8%
Communication Services - 2.8%
Entertainment - 0.1%
Tencent Music Entertainment Group Class A ADR	3,176	53,293
Interactive Media & Services - 2.7%
Tencent Holdings Ltd	12,113	939,630
TOTAL COMMUNICATION SERVICES		992,923
Consumer Discretionary - 2.7%
Automobile Components - 0.1%
Hesai Group ADR (b)	1,582	37,762
Automobiles - 0.3%
BYD Co Ltd H Shares	7,242	90,617
Broadline Retail - 2.1%
Alibaba Group Holding Ltd	20,599	446,148
PDD Holdings Inc Class A ADR (b)	1,375	138,944
Prosus NV Class N	2,575	147,898
		732,990
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd	852	52,546
Textiles, Apparel & Luxury Goods - 0.1%
Laopu Gold Co Ltd H Shares	327	32,565
TOTAL CONSUMER DISCRETIONARY		946,480
Consumer Staples - 0.3%
Beverages - 0.3%
Eastroc Beverage Group Co Ltd A Shares (China)	1,700	61,170
Kweichow Moutai Co Ltd A Shares (China)	244	49,174
TOTAL CONSUMER STAPLES		110,344
Financials - 1.5%
Banks - 0.7%
China Construction Bank Corp H Shares	232,585	235,499
Insurance - 0.8%
China Life Insurance Co Ltd H Shares	40,774	182,051
Ping An Insurance Group Co of China Ltd H Shares	12,164	113,199
		295,250
TOTAL FINANCIALS		530,749
Health Care - 0.6%
Life Sciences Tools & Services - 0.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	5,611	79,868
Pharmaceuticals - 0.4%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	26,064	128,784
TOTAL HEALTH CARE		208,652
Industrials - 1.4%
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,688	185,680
Sieyuan Electric Co Ltd A Shares (China)	4,400	116,966
		302,646
Machinery - 0.5%
Airtac International Group	2,688	97,080
Shenzhen Inovance Technology Co Ltd A Shares (China)	9,646	103,554
		200,634
TOTAL INDUSTRIALS		503,280
Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (b)	1,883	26,135
Materials - 0.4%
Metals & Mining - 0.4%
MMG Ltd (b)	31,719	41,780
Zijin Mining Group Co Ltd H Shares	19,401	104,057
TOTAL MATERIALS		145,837
TOTAL CHINA		3,464,400
DENMARK - 1.1%
Industrials - 1.1%
Air Freight & Logistics - 1.1%
DSV A/S	1,410	395,897
FINLAND - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	543	12,818
FRANCE - 6.3%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	93	223,672
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	1,565	122,138
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	291	62,606
Financials - 0.9%
Insurance - 0.9%
AXA SA	6,985	318,188
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
EssilorLuxottica SA	734	224,385
Industrials - 2.5%
Aerospace & Defense - 1.8%
Safran SA	1,717	612,609
Electrical Equipment - 0.7%
Legrand SA	1,624	259,876
TOTAL INDUSTRIALS		872,485
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	2,214	414,492
TOTAL FRANCE		2,237,966
GERMANY - 5.7%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Auto1 Group SE (b)	1,857	61,413
Financials - 2.3%
Banks - 0.3%
Commerzbank AG	2,439	100,291
Capital Markets - 1.0%
Deutsche Boerse AG	1,390	351,442
Insurance - 1.0%
Allianz SE	133	58,615
Hannover Rueck SE	1,025	290,138
		348,753
TOTAL FINANCIALS		800,486
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	3,670	205,375
Industrials - 0.6%
Aerospace & Defense - 0.6%
Rheinmetall AG	105	221,729
Information Technology - 0.7%
Software - 0.7%
SAP SE	1,203	243,214
Materials - 1.1%
Construction Materials - 1.1%
Heidelberg Materials AG	1,359	372,599
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Vonovia SE	1,816	52,975
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	1,178	74,732
TOTAL GERMANY		2,032,523
HUNGARY - 0.5%
Financials - 0.4%
Banks - 0.4%
OTP Bank Nyrt	1,214	152,947
Health Care - 0.1%
Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	1,090	36,482
TOTAL HUNGARY		189,429
INDIA - 4.8%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	6,018	129,208
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	734	27,471
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	17,070	50,934
TOTAL CONSUMER DISCRETIONARY		78,405
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Reliance Industries Ltd GDR (c)	3,899	236,669
Financials - 2.4%
Banks - 2.1%
HDFC Bank Ltd ADR	13,379	433,212
ICICI Bank Ltd ADR	10,693	313,198
		746,410
Consumer Finance - 0.2%
Bajaj Finance Ltd	7,685	77,932
Insurance - 0.1%
HDFC Life Insurance Co Ltd (c)(d)	3,385	26,986
TOTAL FINANCIALS		851,328
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	2,323	24,240
Industrials - 0.9%
Construction & Engineering - 0.9%
Larsen & Toubro Ltd GDR (d)	7,650	325,890
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	1,076	64,817
TOTAL INDIA		1,710,557
INDONESIA - 0.8%
Financials - 0.8%
Banks - 0.8%
Bank Central Asia Tbk PT	655,975	289,200
IRELAND - 0.8%
Industrials - 0.8%
Building Products - 0.8%
Kingspan Group PLC	3,291	286,723
ITALY - 2.4%
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	370	19,998
Financials - 2.1%
Banks - 2.1%
FinecoBank Banca Fineco SpA	4,302	113,971
Intesa Sanpaolo SpA	13,791	97,527
UniCredit SpA	6,040	525,867
TOTAL FINANCIALS		737,365
Health Care - 0.3%
Pharmaceuticals - 0.3%
Recordati Industria Chimica e Farmaceutica SpA	1,723	94,643
TOTAL ITALY		852,006
JAPAN - 11.2%
Communication Services - 0.9%
Entertainment - 0.9%
Capcom Co Ltd	4,082	103,817
Nintendo Co Ltd	3,432	222,983
TOTAL COMMUNICATION SERVICES		326,800
Consumer Staples - 0.3%
Food Products - 0.3%
Ajinomoto Co Inc	5,376	122,276
Financials - 2.0%
Banks - 1.1%
Sumitomo Mitsui Financial Group Inc	11,085	391,943
Insurance - 0.9%
Tokio Marine Holdings Inc	8,621	319,026
TOTAL FINANCIALS		710,969
Health Care - 0.7%
Health Care Equipment & Supplies - 0.7%
Hoya Corp	1,571	262,612
Industrials - 4.4%
Industrial Conglomerates - 1.7%
Hitachi Ltd	17,829	617,610
Machinery - 1.7%
Ebara Corp	4,987	150,035
Mitsubishi Heavy Industries Ltd	15,317	447,258
		597,293
Professional Services - 0.2%
BayCurrent Inc	1,559	54,810
Trading Companies & Distributors - 0.8%
ITOCHU Corp	21,025	267,771
TOTAL INDUSTRIALS		1,537,484
Information Technology - 2.3%
Electronic Equipment, Instruments & Components - 0.1%
Ibiden Co Ltd	664	35,306
IT Services - 0.7%
Fujitsu Ltd	3,905	108,071
NEC Corp	3,868	130,217
		238,288
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	2,074	341,803
Technology Hardware, Storage & Peripherals - 0.4%
FUJIFILM Holdings Corp	7,724	154,071
TOTAL INFORMATION TECHNOLOGY		769,468
Materials - 0.6%
Chemicals - 0.6%
Shin-Etsu Chemical Co Ltd	5,899	195,503
TOTAL JAPAN		3,925,112
KOREA (SOUTH) - 5.0%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	203	69,965
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	36	43,302
Industrials - 0.4%
Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd	955	110,790
Electrical Equipment - 0.1%
LS Electric Co Ltd (b)	88	34,333
TOTAL INDUSTRIALS		145,123
Information Technology - 4.3%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	915	573,322
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	8,577	948,907
TOTAL INFORMATION TECHNOLOGY		1,522,229
TOTAL KOREA (SOUTH)		1,780,619
MEXICO - 1.3%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series B	37,910	39,068
Consumer Staples - 0.5%
Beverages - 0.1%
Fomento Economico Mexicano SAB de CV unit	4,025	42,010
Consumer Staples Distribution & Retail - 0.4%
Wal-Mart de Mexico SAB de CV Series V	42,779	135,759
TOTAL CONSUMER STAPLES		177,769
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	5,304	59,963
Materials - 0.5%
Construction Materials - 0.5%
Cemex SAB de CV unit	137,676	170,795
TOTAL MEXICO		447,595
NETHERLANDS - 3.4%
Information Technology - 3.4%
Semiconductors & Semiconductor Equipment - 3.4%
ASM International NV	316	265,870
ASML Holding NV depository receipt	580	825,340
BE Semiconductor Industries NV	599	116,799

TOTAL NETHERLANDS		1,208,009
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	561	200,182
SAUDI ARABIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Al Rajhi Bank	8,360	238,940
SINGAPORE - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Sea Ltd Class A ADR (b)	1,336	155,631
SOUTH AFRICA - 1.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Naspers Ltd Class N	2,271	139,392
Financials - 0.7%
Banks - 0.5%
Capitec Bank Holdings Ltd	654	176,163
Financial Services - 0.2%
FirstRand Ltd	13,835	79,257
TOTAL FINANCIALS		255,420
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd (b)	3,916	27,701
Metals & Mining - 0.3%
Impala Platinum Holdings Ltd	4,580	89,594
TOTAL MATERIALS		117,295
TOTAL SOUTH AFRICA		512,107
SPAIN - 3.7%
Financials - 3.2%
Banks - 3.2%
Banco Santander SA	44,075	563,194
CaixaBank SA	44,038	582,296
TOTAL FINANCIALS		1,145,490
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	7,874	176,635
TOTAL SPAIN		1,322,125
SWEDEN - 2.6%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	11,867	457,228
Industrials - 1.1%
Building Products - 0.5%
Assa Abloy AB B Shares	4,482	181,091
Machinery - 0.6%
Indutrade AB	8,285	194,394
TOTAL INDUSTRIALS		375,485
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	7,175	81,033
TOTAL SWEDEN		913,746
SWITZERLAND - 1.8%
Financials - 1.8%
Capital Markets - 0.7%
UBS Group AG	5,600	263,610
Insurance - 1.1%
Zurich Insurance Group AG	512	363,609
TOTAL SWITZERLAND		627,219
TAIWAN - 7.6%
Information Technology - 7.6%
Electronic Equipment, Instruments & Components - 0.6%
Chroma ATE Inc	1,897	58,896
Delta Electronics Inc	2,596	100,336
Yageo Corp	5,316	46,735
		205,967
Semiconductors & Semiconductor Equipment - 7.0%
MediaTek Inc	2,941	163,984
Taiwan Semiconductor Manufacturing Co Ltd	41,302	2,322,543
		2,486,527
TOTAL TAIWAN		2,692,494
TURKEY - 0.2%
Industrials - 0.2%
Electrical Equipment - 0.2%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	17,147	63,009
UNITED ARAB EMIRATES - 0.8%
Energy - 0.7%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	69,739	101,214
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	146,231	143,743
TOTAL ENERGY		244,957
Financials - 0.1%
Banks - 0.1%
Abu Dhabi Commercial Bank PJSC	8,090	33,527
TOTAL UNITED ARAB EMIRATES		278,484
UNITED KINGDOM - 10.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Zegona Communications plc	8,656	186,550
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.2%
Compass Group PLC	11,413	341,543
InterContinental Hotels Group PLC	610	82,228
		423,771
Leisure Products - 0.3%
Games Workshop Group PLC	471	109,886
TOTAL CONSUMER DISCRETIONARY		533,657
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC ADR	3,494	212,016
Imperial Brands PLC	4,440	186,274
TOTAL CONSUMER STAPLES		398,290
Financials - 2.6%
Banks - 1.8%
Lloyds Banking Group PLC	189,626	282,698
NatWest Group PLC	37,529	341,599
		624,297
Capital Markets - 0.8%
3i Group PLC	5,789	265,445
TOTAL FINANCIALS		889,742
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (c)(d)	19,820	62,378
Industrials - 4.3%
Aerospace & Defense - 2.8%
BAE Systems PLC	16,385	442,579
Rolls-Royce Holdings PLC	31,412	520,519
		963,098
Professional Services - 1.0%
RELX PLC	9,839	347,216
Trading Companies & Distributors - 0.5%
Diploma PLC	2,495	181,627
TOTAL INDUSTRIALS		1,491,941
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Halma PLC	2,255	109,355
Utilities - 0.2%
Electric Utilities - 0.2%
SSE PLC	2,360	78,214
TOTAL UNITED KINGDOM		3,750,127
UNITED STATES - 3.9%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	222	111,077
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Shell PLC	6,472	247,436
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Alcon AG	1,511	122,006
Industrials - 1.6%
Electrical Equipment - 1.6%
Schneider Electric SE	1,868	536,509
Materials - 1.0%
Construction Materials - 1.0%
Holcim AG	3,399	349,727
TOTAL UNITED STATES		1,366,755
TOTAL COMMON STOCKS (Cost $28,701,930)		35,072,381

U.S. Treasury Obligations - 0.3%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $89,895)	3.84	90,000	89,910

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g) (Cost $191,250)	3.70	191,212	191,250

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $28,983,075)	35,353,541
NET OTHER ASSETS (LIABILITIES) - 0.0%	17,403
NET ASSETS - 100.0%	35,370,944

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1	3/2026	151,840	3,234

The notional amount of long futures as a percentage of Net Assets is 0.4%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $577,987 or 1.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $667,208 or 1.9% of net assets.

(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,975.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	194,156	4,356,914	4,359,832	2,736	12	-	191,250	191,212	0.0%
Total	194,156	4,356,914	4,359,832	2,736	12	-	191,250

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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